Subsequent Events	12 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 24 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events to the balance sheet date of September 30, 2023 through January 30, 2024, the issuance of the consolidated financial statements. No other material subsequent events except for the disclosed in other footnotes above.